FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 636.0	$ 758.4
Financial liabilities	1,245.4	1,422.7
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	610.5	734.5
Financial liabilities	25.5	15.1
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	599.1	719.9
Financial liabilities	0.0	0.0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	11.4	14.6
Financial liabilities	25.5	15.1
Cash And Cash Equivalents1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	525.0	651.2
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	525.0	651.2
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		651.2
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	74.1	68.7
Investment Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	74.1	68.7
Investment Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	74.1	68.7
Investment Securities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants
Disclosure of fair value measurement of assets [line items]
Financial assets	1.4	2.5
Warrants | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1.4	2.5
Warrants | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1.4	2.5
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.4
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.4
Convertible loan receivable
Disclosure of fair value measurement of assets [line items]
Financial assets	10.0	11.7
Convertible loan receivable | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10.0	11.7
Convertible loan receivable | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Convertible loan receivable | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10.0	11.7
Derivative Related Liabilities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	25.5	15.1
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 25.5	$ 15.1